Participation in Treasury Capital Purchase Program - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jul. 03, 2012	Jan. 31, 2009	Dec. 31, 2012	Sep. 05, 2012	Dec. 31, 2011	Jan. 23, 2009
Class of Stock [Line Items]
Sale to U.S. Treasury of newly-issued non-voting preferred shares		$ 23,184
Number of shares issued and sold to Treasury						23,184
Liquidation preference as per securities purchase agreement			$ 1,000		$ 1,000	$ 1,000
Warrant sold to purchase common shares as per securities purchase agreement						469,312
Amount of common shares not considered in computing diluted earnings per common share						$ 7.41
Term of Warrant			10 years
Liquidation preference rate for first five years			5.00%
Liquidation preference rate after five years			9.00%
Sale of Preferred Shares to investors	23,184
Aggregate purchase price of warrant				$ 563,174,000